UNITED STATES SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and  address  of  issuer:  MFS Series Trust III
                                          c/o MFS Legal Department
                                          Attn:  Bonnie J. Neal
                                          500  Boylston  Street
                                          Boston, MA 02116

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X

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3.        Investment Company Act File Number: 811-2794
          Securities Act File Number:           2-60491

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4(a).     Last day of fiscal year for which this notice is filed:
          January 31, 2007

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                 $1,085,389,135
          during the fiscal year pursuant to                      ______________
          section 24(f):

    (ii)  Aggregate price of securities redeemed                  $  824,176,585
          or repurchased during the fiscal year:                  ______________

    (iii) Aggregate price of securities redeemed or               $   93,098,197
          repurchased during any prior fiscal year                ______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

    (iv)  Total available redemption credits [add Items           $  917,274,782
          5(ii) and 5(iii)]:                                      ______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)      $  168,114,353
          [subtract  Item 5(iv)from Item 5(i)]:                   ______________

    (vi)  Redemption credits available for use in future          $( )
          years -if Item 5(i) is less than item 5(iv)[subtract    ______________
          Item5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration fee            x    0.0000307
          (See Instruction C.9):                                  ______________

    (viii)Registration fee due [multiply item 5(v) by Item       =$     5,161.11
          5 (vii)] (enter "0" if no fee is due):                  ______________
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6.        Prepaid Shares

          If the response to Item 5(i) was  determined by deducting
          an amount of securities that were registered  under the
          Securities  Act of 1993  pursuant  to rule  24e-2 as in
          effect before  October 11, 1997,  then report the amount
          of securities  (number of shares or other units) deducted
          here:______. If there is a number  of  shares  or other
          units that were registered  pursuant to rule 24e-2
          remaining  unsold at the end of the fiscal year for which
          this form is filed that are  available for use by the
          issuer in future fiscal years, then state that number
          here:                                                   ______________
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

7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year (see
          Instruction D):                                        +$_____________

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8.        Total of the amount of the registration fee due plus   =
          any interest due [line 5(viii) plus line 7]:            $    5,161.11

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9.        Date the  registration fee and any interest payment was sent to the
          Commission's  lockbox  depository:  4/26/07
          Method of Delivery - Wire Transfer 070426025480
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                  ASSISTANT CLERK
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                                Susan S. Newton, Assistant Secretary and
                                  Assistant Clerk
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Date: April 30, 2007
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*Please print the name and title of the signing officer below the signature.
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                                        April 30, 2007


United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: Rule 24f-2 Notice for MFS Series Trust III (File Nos.: 811-2794; 2-60491) (the "Trust")

Ladies and Gentlemen:

    Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 are the following:

     1. The Trust's Rule 24f-2 Notice with respect to its fiscal year ended Janury 31, 2007.

     2. The registration fee of $5,161.11 which has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburg, Pennsylvania (wire reference #070426025480).

     Please contact me collect at 617-954-5180 should you have any questions concerning this notice.
                                        Very truly yours,




                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President and Legal Operations
                                          Manager

Enclosure